RIGHT-OF-USE ASSETS - Lease costs (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Amounts recognized in profit or loss
Interest on lease liabilities	$ 6,516	$ 3,544
Amounts recognized in the statement of cash flow
Principal payments on lease liabilities	93,984	32,331
Total cash outflows for leases	$ 100,499	$ 35,875